Note 5 - Revision of Prior Period Financial Statement	12 Months Ended
Mar. 31, 2019
Statement Line Items [Line Items]
Disclosure of changes in accounting policies, accounting estimates and errors [text block]
5.	REVISION OF PRIOR PERIOD FINANCIAL STATEMENT

During the
fourth
quarter ended
March 31, 2019,
management identified immaterial errors in certain balance sheet accounts related to flat delivery gas markets. These errors relate to fiscal years ended
March 31, 2017
and earlier.

In accordance with accounting guidance in IAS
8,
Accounting policies, accounting estimates and errors, as well as guidance found in Securities and Exchange Commission (“SEC”) Staff Accounting Bulletin
No.
99,
Materiality, and Staff Accounting Bulletin
No.
108,
Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in the Current Year Financial Statements, the Company assessed the materiality of the errors and concluded that it was not
material to any of the Company’s previously issued financial statements. The Company assessed that correcting these historical errors in the current period would be material to the current period. The Company revised its opening retained earnings at the beginning of the earliest period presented to correct the effect of the matters. The revision does not
have an impact on the consolidated statements of income (loss) for fiscal
2018
and
2019.

The errors occurred before the earliest period presented in the financial statements, and as a result the net effect on opening balances of assets, liabilities and equity of
$14.2
million was recorded as an adjustment to opening retained earnings. The following table presents the effect of the correction on the consolidated statement of financial position as at
March 31, 2018.

	As previously reported	Adjustment	As revised
Trade and other receivables	$664,528	$(5,684)	$658,844
Gas in storage	11,812	(9,470)	2,342
Other current assets	109,697	2,517	112,214
Trade and other payables	(583,655)	(6,363)	(590,018)
Deferred revenue	(41,684)	2,974	(38,710)
Income tax payable	(7,304)	1,818	(5,486)
Deficit	$(1,066,931)	$(14,208)	$(1,081,139)